Mezzanine Equity and Shareholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Temporary and Stockholders Equity Note Disclosure [Abstract]
Mezzanine Equity and Shareholders' Deficit
Note 8 Mezzanine Equity and Shareholders’ Deficit
Significant changes in the Company’s mezzanine equity and shareholders’ deficit during the three months ended March 31, 2022 were as follows:
Common Stock
Subsequent to the Tailwind Two Merger, the Company is authorized to issue up to 300 million shares of common stock with a par value of $0.0001 per share. Each share of common stock entitles the shareholder to one vote.
The Company issued 11 million shares of common stock in exchange for the net assets of Tailwind Two recognized at historical cost in connection with the Tailwind Two Merger and issued 5.1 million shares of common stock in connection with the PIPE Investment. The Tailwind Two Merger and PIPE Investment resulted in allocated cash proceeds of $58.4 million with aggregate allocated third-party issuance costs of $48.4 million and the assumption of the Public Warrants and Private Placement Warrants with an aggregate fair value of $13.1 million.
PredaSAR Merger
During the three months ended March 31, 2021, the Company entered into an agreement with non-controlling
interest holders of convertible preferred stock in PredaSAR (the “Series Seed Preferred Stock”) to exchange all of the shares of the Series Seed Preferred Stock for shares of the Legacy Terran Orbital’s common stock (the “PredaSAR Merger”). The PredaSAR Merger resulted in the issuance of 10.7 million shares of common stock.
The PredaSAR Merger resulted in PredaSAR becoming a wholly-owned subsidiary of Legacy Terran Orbital. Accordingly, non-controlling
interest was reclassified to additional
paid-in
capital in the condensed consolidated balance sheets. The issuance costs related to the PredaSAR Merger totaled $432 thousand and were recognized in additional paid-in
capital in the condensed consolidated balance sheets and as financing cash flow in the condensed consolidated statements of cash flow.
Preferred Stock
Subsequent to the Tailwind Two Merger, the Company is authorized to issue up to 50 million shares of preferred stock with a par value of $0.0001 per share. There were no shares of preferred stock issued and outstanding as of March 31, 2022.
As part of the Tailwind Two Merger, all of the convertible preferred stock of Legacy Terran Orbital (the “Series A Preferred Stock”) was ultimately converted into approximately 10.9 million shares of Terran Orbital Corporation’s common stock. As a result of the conversion of the Series A Preferred Stock, the Company reclassified the amount of Series A Preferred Stock to additional paid-in
capital.

Note 8 Mezzanine Equity and Shareholders’ Deficit
Common Stock
In October 2021, the Company amended its certificate of incorporation to increase the number of authorized shares of common stock from 5,000,000 to 5,500,000 in connection with the Tailwind Two Merger. The company’s shares of common stock have a par value of $0.0001 per share and entitle shareholders to one vote for each share.
Redeemable Convertible Preferred Stock
As of December 31, 2021 and 2020, the Company was authorized to issue 744,130 shares of convertible preferred stock with a par value of $0.0001 per share (the “Series A Preferred Stock”), of which 396,870 shares were issued and outstanding. The Series A Preferred Stock was issued in July 2017 at an original issue price per share of $20.1578 (the “Original Issue Price”), which resulted in gross proceeds of $8 million. The Company concluded there is an instance within scope of ASC 480,
Distinguishing Liabilities from Equity
, in which it will be required to redeem the Series A Preferred Stock for cash or other assets that is outside of its control. Accordingly, the Series A Preferred Stock is presented as mezzanine equity outside of shareholders’ deficit in the Company’s consolidated balance sheets.
As part of the Tailwind Two Merger, all of the Series A Preferred Stock was net settled into 396,870 shares of the Company’s common stock prior to the exchange into New Terran Orbital common stock.
Prior to the Tailwind Two Merger and from the date of issuance of any shares of Series A Preferred Stock, dividends at the rate per annum of 8.00% on the Original Issue Price were to be paid on each share of Series A Preferred Stock if and when declared by the Board of Directors. The Series A Preferred Stock had a preference right, but not a participation right, in that the Company could not declare, pay or set aside any dividends on shares of any other class or series of capital stock of the Company (other than dividends on shares of common stock payable in shares of common stock) in any year unless the holders of the Series A Preferred Stock then outstanding first receive, or simultaneously receive for such year, a dividend on each outstanding share of Series A Preferred Stock in an amount at least equal to
8.00
% of the Original Issue Price per share of Series A Preferred Stock. The foregoing dividend was not cumulative. There were no dividends declared during 2021 or 2020.
Each share of Series A Preferred Stock was convertible, at the option of the holder, at any time, and without the payment of additional consideration by the holder, into such number of fully paid and non-assessable
shares of common stock as was determined by dividing the Original Issue Price by the conversion price in effect at the time of conversion. The conversion price was subject to adjustment based on customary anti-dilution adjustments. As of December 31, 2021 and 2020, the conversion price was equal to the Original Issue Price.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or a deemed liquidation event, the holders of shares of Series A Preferred Stock then outstanding were be entitled to be paid out of the assets of the Company available for distribution to its shareholders before any payment was to be made to the holders of common stock by reason of their ownership thereof, an amount per share equal to the Original Issue Price together with dividends declared but unpaid thereon (the “Series A Preferred Stock Liquidation Preference”). After the payment of the preferential Series A Preferred Stock Liquidation Preference, the remaining assets of the Company would be distributed to holders of common stock.
Beginning on June 26, 2022, and so long as there were no Convertible Notes due 2028 outstanding, the majority holders of the Series A Preferred Stock had the right to cause the Company to redeem all shares of Series A Preferred Stock out of funds lawfully available therefor by delivering written notice to the Company. Redemption would have occurred over three annual installments commencing not more than 60 days after receipt of such notice at a redemption price that approximates the Series A Preferred Stock Liquidation Preference.
In connection with the issuance of the Senior Secured Notes due 2026, the Company amended and restated its Certificate of Incorporation to, among other things, amend the mandatory redemption and conversion provisions of the Series A Preferred Stock. The mandatory redemption provision was amended to provide that the right of the holders of Series A Preferred Stock to redemption would not be exercisable so long as any of the Senior Secured Notes due 2026 were outstanding. The mandatory conversion provision was amended to provide that in addition to the existing conversion events, a business combination with a special purpose acquisition company or similar entity whose shares are registered and publicly listed on a principal exchange and that (i) generates at least $200 million in cash proceeds to the Company and (ii) with a price per share of at least three times the Original Issue Price would have triggered automatic conversion of the Series A Preferred Stock.
Each holder of outstanding shares of Series A Preferred Stock had voting rights equal to the number of whole shares of common stock into which the shares of Series A Preferred Stock held by such holder are convertible as of the date such vote would take place. For voting on all matters presented to shareholders, the votes of holders of Series A Preferred Stock were counted together with those of holders of common stock as a single class. The prior consent of the holders of Series A Preferred Stock voting as a single class was required with respect to a number of enumerated protective provisions relating to material actions or transactions involving the Company. So long as any shares of Series A Preferred Stock were outstanding, the holders thereof voting as a separate class were entitled to elect two directors of the Company; provided that Astrolink International, LLC (“Astrolink”) had the right to designate one of these two directors so long as it holds any shares of Series A Preferred
Stock.
Non-controlling
Interest
Terran Orbital Corporation owned 65,000 shares of PredaSAR’s common stock, representing 100% of the issued and outstanding shares of common stock of PredaSAR. On November 1, 2019, the board of directors of PredaSAR authorized the issuance of 25,000 shares of preferred stock with a par value of $0.01 per share and designated as the Series Seed Preferred Stock (the “Series Seed Preferred Stock”), which represented a 27.8% equity interest in PredaSAR on an “as converted” basis. The Company concluded there were no circumstances within scope of ASC 480,
Distinguishing Liabilities from Equity
, in which it would be required to redeem the Series Seed Preferred Stock for cash or other assets that were outside of its control. Accordingly, the Series Seed Preferred Stock was presented as a non-controlling
interest within shareholders’ deficit in the Company’s consolidated balance sheets.
During 2019, PredaSAR issued 9,810 shares of Series Seed Preferred Stock to outside investors at $1,000 per share (the “Series Seed Original Issue Price”), raising gross proceeds of $9.8 million. During 2020, PredaSAR issued an additional 15,190 shares of Series Seed Preferred Stock to outside investors at the Series Seed Original Issue Price, raising gross proceed of $15.2 million, bringing total proceeds raised from Series Seed Preferred Stock issuances to $25 million. In connection with these issuances, PredaSAR incurred $0.5 million and $0.7 million of issuance costs in 2019 and 2020, respectively. The capital was raised to fund PredaSAR’s satellite constellation development plans and for other general corporate purposes. As of December 31, 2020, 25,000 shares of Series Seed Preferred Stock were issued and outstanding.
On February 26, 2021, the Company entered into an agreement with non-controlling
interest holders of Series Seed Preferred Stock to exchange all 25,000 shares of Series Seed Preferred Stock for shares of the Company’s common stock (the “PredaSAR Merger”). Each holder of the Series Seed Preferred Stock received 15.523 shares of the Company’s common stock for each share of Series Seed Preferred Stock, resulting in the issuance of 388,064 shares of the Company’s common stock. Fractional shares were settled in cash and were not material.
The PredaSAR Merger resulted in PredaSAR becoming a wholly-owned subsidiary of Terran Orbital Corporation. Accordingly, non-controlling
interest was reclassified to additional
paid-in
capital in the consolidated balance sheets. The issuance costs related to the PredaSAR Merger totaled $432 thousand and were recognized in additional paid-in
capital in the consolidated balance sheet and as financing cash flows in the consolidated statements of cash flows.
Prior to the PredaSAR Merger and from the date of issuance of any shares of Series Seed Preferred Stock, dividends at the rate per annum of 8.00% on the Series Seed Original Issue Price were to be paid on each share of Series Seed Preferred Stock if and when declared by the board of directors of PredaSAR. The Series Seed Preferred Stock had a preference right, but not a participation right, in that PredaSAR could not declare, pay or set aside any dividends on shares of any other class or series of capital stock of PredaSAR (other than dividends on shares of its common stock payable in shares of its common stock) in any year unless the holders of the Series Seed Preferred Stock then outstanding first receive, or simultaneously receive for such year, a dividend on each outstanding share of Series Seed Preferred Stock in an amount at least equal to 8.00% of the Series Seed Original Issue Price per share of Series Seed Preferred Stock. The foregoing dividend was not cumulative. There were no dividends declared by PredaSAR during 2021 or 2020.
Each share of Series Seed Preferred Stock was convertible, at the option of the holder, at any time, and without the payment of additional consideration by the holder, into such number of fully paid and non-assessable
shares of common stock of PredaSAR as was determined by dividing the Series Seed Original Issue Price by the conversion price in effect at the time of conversion. The conversion price was subject to adjustment based on customary anti-dilution adjustments. As of December 31, 2020, the conversion price was equal to the Series Seed Original Issue Price.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of PredaSAR or deemed liquidation event, the holders of shares of Series Seed Preferred Stock then outstanding were be entitled to be paid out of the assets of PredaSAR available for distribution to its shareholders before any payment was made to the holders of its common stock by reason of their ownership thereof, an amount per share equal to the Series Seed Original Issue Price together with dividends declared but unpaid thereon (the “Series Seed Preferred Stock Liquidation Preference”). After the payment of the preferential Series Seed Liquidation Preference, the remaining assets of PredaSAR would be distributed to holders of PredaSAR common stock.
Each holder of outstanding shares of Series Seed Preferred Stock had voting rights equal to the number of whole shares of common stock into which the shares of Series Seed Preferred Stock held by such holder were convertible as of the date such vote would take place. For voting on all matters presented to shareholders, the holders of Series Seed Preferred Stock votes were counted together with the holders of PredaSAR’s common stock as a single class. The prior consent of the holders of Series Seed Preferred Stock voting as a single class was required with respect to a number of enumerated protective provisions relating to material actions or transactions involving PredaSAR. So long as any shares of Series Seed Preferred Stock were outstanding, the holders thereof voting as a separate class were entitled to elect one of the five directors of PredaSAR.